Personnel costs	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Personnel costs
9.	Personnel Costs
The following table shows the breakdown of the personnel costs:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Wages and salaries	26,318	18,185	13,585
Share based payments	6,133	1,942	1,125
Social security contributions, pensions, and other employee benefits	4,959	3,238	2,124
Total	37,410	23,365	16,834
Under defined contribution pension plans, the Company paid contributions to governmental pension schemes for the year ended December 31, 2022, in the amount of €1,799 thousand (2021: €1,301 thousand, 2020: €872).

9.1.	Equity-settled share-based payment under Stock Option Plans
2019 Stock Option Plan
In fiscal year 2019, Mynaric granted stock options to selected employees under the 2019 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period. Under the 2019 Stock Option Plan (Tranche 2019 I), in addition to options granted to new beneficiaries, options were also granted in replacement for waiving any claims from the options granted in 2018 from the 2017 Stock Option Plan. The incremental fair value of the options granted in replacement for waiving any claims from the 2017 option plan amounts to EUR 5.93 per option and was determined using a Monte Carlo simulation.
2020 Stock Option Plan
In fiscal year 2020, Mynaric granted stock options to selected employees under the 2020 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the lock-up
period.

Granting of stock options to Mr. Altan
In fiscal year 2019, a shareholder of Mynaric AG granted Mr. Altan, the Chief Executive Officer and a member of the management board of Mynaric AG, the right to acquire 56,700 shares of the Company from such shareholder at a price of €25.00 per share. The exercise of Mr. Altan’s option right was subject to a number of conditions, including Mr. Altan’s continued employment until December 31, 2019, with Mynaric AG and the successful exercise of option rights pursuant to separate option agreement under which the granting shareholder was an optionholder. All conditions under the option agreement with Mr. Altan were fulfilled in December 2020. Please refer to Note 32 a) Related party transactions for more information.
2021 Stock Option Plan
In fiscal year 2021, Mynaric granted stock options to selected employees under the 2021 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period.
2022 Stock Option Plan
During the year ended December 31, 2022, the Company granted 108,000 stock options to selected employees under the 2022 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of five years after the expiration of the vesting period provided that the performance target has been achieved. The first performance target is linked to the absolute price performance of the Company shares during the vesting period. The second performance target relates to the achievement of ESG (Environment, Social, Governance) targets (Diversity target and employee engagement target, both measured on a company level). The share price performance target is weighted at 80% and the ESG performance target is weighted at 20%. The target achievement of both performance targets is between 0% and 100% which means that the number of exercisable options is adjusted based on the corresponding target achievement. Furthermore, the stock options can only be exercised to the extent that the maximum compensation of the respective beneficiary for the corresponding period is not exceeded which means that in case the maximum compensation would be exceeded, the number of exercisable options is reduced. A total of 40,000 options from the 2021 I tranche were waived by the beneficiary, which was compensated by granting of 33,000 new stock options from the 2022 I tranche. The waive and grant of new stock options was treated as replacement according to IFRS 2 and therefore as a modification within the meaning of IFRS 2. The fair value of the original grant and the new grant were both measured at the modification date and the incremental fair value (€ 58.378) of the new grant is recorded in P&L.
The stock option grants under the 2017, 2019 2020, 2021, 2022 Stock Option Plans, and the stock options granted to Mr. Altan by selected shareholders are classified and measured as equity-settled share-based payments in accordance with IFRS 2. Accordingly, the fair value is determined only once on the grant date. The determined expense must then be amortized over the vesting period.
The following table provides an overview of the outstanding, granted, forfeited, exercised, and expired options. The stock options granted in replacement for waiving claims from the stock options under the 2017 Stock Option Plan were accounted for in accordance with the IFRS 2 rules applicable for replacement plans.

The options changed as follows in fiscal year 2022 (Tranches 2019):

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2019 X
Options outstanding as of Jan. 1, 2022	93,800	20,000	12,500	53,000	26,600	7,000	6,000	12,350	5,000	—
Options granted	—	—	—	—	—	—	—	—	—	2,500
Options forfeited	300	—	5,100	—	8,600	1,000	—	1,500	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2022	93,500	20,000	7,400	53,000	18,000	6,000	6,000	10,850	5,000	2,500
Options exercisable as of Dec. 31, 2022	—	—	—	—	—	—	—	—	—	—
The options changed as follows in fiscal year 2022 (Tranches 2020 - 2022):

	Tranche 2020 I	Tranche 2021 I		Tranche 2022 I	Tranche Altan
Options outstanding as of Jan. 1, 2022	14,000	100,000		—	56,700
Options granted	—	—		108,000	—
Options forfeited	—	—		—	—
Options exercised	—	—		—	—
Options expired	—	40,000	5	—	56,700
Options outstanding as of Dec. 31, 2022	14,000	60,000		108,000	—
Options exercisable as of Dec. 31, 2022	—	—		—	—
5
Note: A total of 40,000 options from the 2021 I tranche were waived, which was compensated for by the granting of 33,000 new options from the 2022 I tranche.
The options changed as follows in fiscal year 2021:

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2021	107,100	20,000	14,550	53,000	26,600	13,500	14,000	—	—	—	—	56,700
Options granted	—	—	—	—	—	—	—	6,000	14,350	5,000	100,000	—
Options forfeited	13,300	—	2,050	—	—	6,500	—	—	2,000	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2021	93,800	20,000	12,500	53,000	26,600	7,000	14,000	6,000	12,350	5,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	—	—	—	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2020:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2020	2,200	107,400	20,000	—	—	—	—	—	56,700
Options granted	—	—	—	19,850	53,000	26,600	13,500	14,000	—
Options Forfeited	2,200	300	—	5,300	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2020	—	107,100	20,000	14,550	53,000	26,600	13,500	14,000	56,700
Options exercisable as of Dec. 31, 2020	—	—	—	—	—	—	—	—	56,700
No options were exercised in during the year ended December 31, 2022. The table below shows the contractual terms of the respective tranches outstanding as of December 31, 2022.

Measurement model and inputs
The measurement of the existing stock option plans was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the options. The table below shows the inputs used for the model as of December 31, 2022.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2019 X	Tranche 2021 I	Tranche 2022 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	37.31	71.15	32.90	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	7	9	1.74
Remaining term in years	3.75	4.00	4.25	4.50	4.75	5.00	4.75	5.25	5.50	5.75	6.50	5.50	8.75	0
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	27.55	80.20	19.76	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	38.46	36.90	35.31	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.53	-0.40	-0.40	1.12	-0.40	2.02	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	5.72	25.17	1.97 – 2.01	20.40
The table below shows the inputs used for the model as of December 31, 2021.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	71.15	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	1.74
Remaining term in years	4.75	5.00	5.25	5.50	5.75	6.00	5.75	6.25	6.5	6.75	6.5	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	36.90	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.53	-0.40	-0.40	-0.40	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	25.17	20.40
The table below shows the inputs used for the model as of December 31, 2020.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	25.00
Term in years	7	7	7	7	7	7	7	1.74
Remaining term in years	5.75	6.00	6.25	6.50	6.75	7.00	6.75	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	20.40
The term of the options as well as the possibility of early exercise were considered in the option model. Early exercise is assumed when the share price exceeds the exercise price by a factor of 1.2. The implied rate of return of German government bonds with matching maturities was used for determining the risk-free interest rate. Expected volatility has been based on an evaluation of the historical volatility for matching maturities of the Company´s peer group. The expected volatility considered assumes that it is possible to derive future trends from historic volatility, and thus the actual volatility may deviate from the assumptions made.
The total expense for equity-settled share-based payments recognized in the year ended December 31, 2022, under the Stock Option Plans is €2,300 thousand (2021: €513 thousand, 2020: €1,125 thousand). The equity-settled share-based payment recognized in the capital reserve amount to €5,116 thousand as of December 31, 2022 (2021: €2,815 thousand, 2020: €2,303 thousand).

9.2.	Equity-settled share-based payment under Restricted Stock Unit Plan (RSUP)
RSUP 2021
In the financial year 2021, subscription rights in the form of restricted stock units (RSUs) were granted to selected employees. An RSU grants an entitlement to a cash settlement or shares in the company, whereby the choice of settlement form lies solely with the company. The value of an RSU corresponds to the value of the volume-weighted six-month
average price of the Company shares on the primary stock exchange (XETRA).
The vesting period of the RSUs is four years after the grant date of the subscription rights. The vested entitlement is settled once a year within 40 trading days after publication of the annual financial statements of Mynaric AG.
The grant of RSUs under the RSUP 2021 has been classified and measured as equity-settled share-based payment in accordance with IFRS 2.
The table below provides an overview of outstanding, granted, forfeited, exercised and forfeited RSUs.
The RSUs developed as follows in the financial year 2022:

	Tranche 2021 I	Tranche 2021 II	Tranche 2022 I	Tranche 2022 II	Tranche 2022 III	Tranche 2022 IV
RSUs outstanding as of Jan. 1, 2022	67,773	32,423	—	—	—	—
RSUs granted	—	—	26,430	28,518	50,342	13,261
RSUs forfeited	13,536	3,748	2,055	87	1,537	—
RSUs exercised	16,149	—	—	—	—	—
RSUs expired	—	—	—	—	—	—
RSUs outstanding as of Dec. 31, 2022	37,887	28,675	24,375	28,431	48,805	13,261
RSUs exercisable as of Dec. 31, 2022	—	—	—	—	—	—
The RSUs developed as follows in the financial year 2021:

	Tranche 2021 I	Tranche 2021 II
RSUs outstanding as of Jan. 1, 2021	—	—
RSUs granted	68,631	32,476
RSUs forfeited	858	53
RSUs exercised	—	—
RSUs expired	—	—
RSUs outstanding as of Dec. 31, 2021	67,773	32,423
RSUs exercisable as of Dec. 31, 2021	—	—
Measurement model and inputs
The valuation of the present RSU program was performed using a binomial model considering the option terms. The table below shows the input parameters of the model as grant date as of December 31, 2022.

	Tranche 2021 I	Tranche 2021 II	Tranche 2022 I	Tranche 2022 II	Tranche 2022 III	Tranche 2022 IV
Exercise price (in €)	0.00	0.00	0.00	0.00	0.00	0.00
Term in years	4.77	4.52	5.26	5.02	4.77	4.52
Remaining term in years	3.27	3.27	4.27	4.27	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90	46.35	40.65	26.75	19.76
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	39.83	39.75	38.89	39.14	39.54	45.59
Risk-free interest rate (in %)	-0.60	-0.62	-0.45	0.37	0.87	1.92
RSU-value (in €)	80.60	62.90	46.35	40.65	26.75	19.76
The table below shows the input parameters of the model as grant date as of December 31, 2021.

	Tranche 2021 I	Tranche 2021 II
Exercise price (in €)	0.00	0.00
Term in years	4.77	4.52
Remaining term in years	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	39.83	39.75
Risk-free interest rate (in %)	-0.60	-0.62
RSU-value (in €)	80.60	62.90

The implied yield of German government bonds with equivalent maturities was used to determine the risk-free interest rate. As the stock market history of Mynaric AG is shorter than the remaining term of the RSUs, the volatility was determined as maturity-equivalent historical volatility based on the peer group. The expected volatility considered is based on the assumption that future trends can be inferred from historical volatility, so that the volatility that actually occurs may differ from the assumptions made.
The total expense for equity-settled share-based payments recognized in the year ended December 31, 2022, under the
RSU-Program
is €3,832 thousand (2021: €1,429 thousand, 2020: €0). The equity-settled share-based payments recognized in the capital reserve amount to €5,261 thousand as of December 31, 2022 (2021: €1,429 thousand, 2020: €0).